Lincoln Financial Center 150 N. Radnor Chester Road Radnor, Pennsylvania 19087

VIA EDGAR

December 16, 2020

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742

Dear Sir or Madam:

On behalf of the Registrant, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment No. 210 (the “Amendment”) to the Registration Statement on Form N-1A. The Amendment was filed electronically with the U.S. Securities and Exchange Commission on December 15, 2020, with an effective of December 15, 2020.

If you have any questions concerning this filling, please do not hesitate to contact the undersigned at (484) 583-8711.

Sincerely,

/s/Samuel K. Goldstein, Esq.

Samuel K. Goldstein, Esq.

Senior Counsel—Funds Management

cc:      Ron Holinsky, Esq.